Statements of Net Assets Available for Benefits - EBP 040 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Total investments	$ 579,000	$ 544,300
Receivables:
Notes receivable from participants	9,600	8,900
Employer contributions	6,300	7,500
Total receivables	15,900	16,400
Total assets	594,900	560,700
Accrued administrative expenses
Accrued administrative expenses	0	0
Total liabilities	0	0
NET ASSETS AVAILABLE FOR BENEFITS	594,900	560,700
Mutual funds
ASSETS:
Total investments	135,500	137,300
Collective trust funds
ASSETS:
Total investments	375,600	326,800
Louisiana-Pacific Corporation common stock
ASSETS:
Total investments	32,600	45,600
Stable value fund
ASSETS:
Total investments	$ 35,300	$ 34,600